Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.74%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, >	199,753	$200,630
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	245,000	234,795
Total Convertible Bonds (cost $435,173)		435,425

Corporate Bonds — 95.01%
Banking — 18.24%
Ally Financial 1.45% 10/2/23	450,000	449,207
Bank of America
1.898% 7/23/31 μ	145,000	144,813
2.676% 6/19/41 μ	860,000	881,844

Bank of New York Mellon 4.70% μ, ψ	305,000	324,367
Barclays 5.20% 5/12/26	523,000	581,382
BBVA USA
2.875% 6/29/22	250,000	257,688
3.875% 4/10/25	250,000	268,351

Citigroup 2.572% 6/3/31 μ	320,000	337,069
Citizens Financial Group
2.85% 7/27/26	610,000	673,762
5.65% μ, ψ	160,000	167,259
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	345,000	360,205
144A 5.10% #, μ, ψ	335,000	323,694
144A 5.25% #, μ, ψ	200,000	200,900
144A 6.375% #, μ, ψ	210,000	224,613

Deutsche Bank 3.547% 9/18/31 μ	150,000	151,046
Goldman Sachs Group 3.50% 4/1/25	330,000	364,631
JPMorgan Chase & Co.
2.956% 5/13/31 μ	50,000	53,580
3.109% 4/22/41 μ	255,000	278,956
4.023% 12/5/24 μ	345,000	379,687
Morgan Stanley
3.622% 4/1/31 μ	140,000	160,243
5.00% 11/24/25	450,000	528,444
Natwest Group
2.359% 5/22/24 μ	200,000	205,382
3.754% 11/1/29 μ	200,000	207,147
8.625% μ, ψ	205,000	210,580

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

PNC Bank 4.05% 7/26/28	250,000	$292,463
SVB Financial Group 3.125% 6/5/30	160,000	179,046
Truist Bank 2.636% 9/17/29 μ	695,000	721,272
Truist Financial 4.95% μ, ψ	350,000	369,250
UBS 7.625% 8/17/22	250,000	278,486
UBS Group 6.875% μ, ψ	200,000	203,153
US Bancorp 3.00% 7/30/29	865,000	961,266
		10,739,786
Basic Industry — 4.70%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #, μ	545,000	545,183
Dow Chemical 2.10% 11/15/30	160,000	157,760
Georgia-Pacific
144A 1.75% 9/30/25 #	140,000	146,034
144A 2.10% 4/30/27 #	110,000	115,548

Graphic Packaging International 144A 3.50% 3/1/29 #	130,000	131,056
Newmont
2.25% 10/1/30	185,000	191,289
2.80% 10/1/29	550,000	596,612

Nutrien 2.95% 5/13/30	170,000	186,410
Nutrition & Biosciences
144A 2.30% 11/1/30 #	215,000	216,669
144A 3.268% 11/15/40 #	85,000	85,664

Packaging Corp. of America 3.00% 12/15/29	190,000	208,193
Steel Dynamics
2.40% 6/15/25	60,000	62,658
2.80% 12/15/24	95,000	100,479

WR Grace & Co. 144A 4.875% 6/15/27 #	23,000	23,795
		2,767,350
Brokerage — 1.69%
Charles Schwab 5.375% μ, ψ	180,000	195,489
Intercontinental Exchange 2.65% 9/15/40	210,000	210,378

NQ-FL9 [9/20] 11/20 (1399935)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
2.75% 10/15/32	110,000	$108,865
4.15% 1/23/30	100,000	112,819
6.50% 1/20/43	90,000	114,176

National Securities Clearing 144A 1.20% 4/23/23 #	250,000	254,558
		996,285
Capital Goods — 3.76%
Amphenol 2.05% 3/1/25	210,000	220,630
Ball 2.875% 8/15/30	215,000	212,850
Berry Global 144A 4.875% 7/15/26 #	70,000	73,486
CCL Industries 144A 3.05% 6/1/30 #	120,000	128,262
General Electric 3.625% 5/1/30	445,000	462,764
GFL Environmental 144A 5.125% 12/15/26 #	95,000	98,928
Otis Worldwide
2.056% 4/5/25	135,000	142,009
3.112% 2/15/40	170,000	182,468
3.362% 2/15/50	50,000	55,276

Reynolds Group Issuer 144A 4.00% 10/15/27 #	140,000	141,078
Waste Connections
2.60% 2/1/30	255,000	274,851
3.05% 4/1/50	210,000	220,655
		2,213,257
Communications — 14.93%
Altice France 144A 5.125% 1/15/29 #	200,000	199,935
AMC Networks 4.75% 8/1/25	156,000	161,491
American Tower
1.875% 10/15/30	250,000	246,554
3.375% 5/15/24	470,000	509,150
AT&T
2.30% 6/1/27	125,000	131,401
3.10% 2/1/43	125,000	122,627
3.50% 6/1/41	332,000	350,694
3.65% 6/1/51	110,000	111,632
4.35% 3/1/29	137,000	161,030
Charter Communications Operating
3.70% 4/1/51	225,000	223,789
4.80% 3/1/50	230,000	264,179
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Comcast
3.20% 7/15/36	465,000	$517,338
3.75% 4/1/40	155,000	181,574
Crown Castle International
2.25% 1/15/31	105,000	106,058
5.25% 1/15/23	290,000	318,816

CSC Holdings 144A 4.125% 12/1/30 #	230,000	234,657
Deutsche Telekom 144A 3.625% 1/21/50 #	450,000	499,976
Discovery Communications
144A 4.00% 9/15/55 #	223,906	226,424
5.20% 9/20/47	5,000	6,004
Level 3 Financing
144A 3.625% 1/15/29 #	75,000	74,203
144A 4.25% 7/1/28 #	160,000	162,611

Time Warner Cable 7.30% 7/1/38	320,000	453,269
Time Warner Entertainment 8.375% 3/15/23	290,000	341,019
T-Mobile USA
144A 2.55% 2/15/31 #	365,000	378,625
144A 3.00% 2/15/41 #	300,000	296,922
144A 4.375% 4/15/40 #	172,000	201,785
Verizon Communications
3.15% 3/22/30	75,000	84,902
4.50% 8/10/33	755,000	955,337
ViacomCBS
4.375% 3/15/43	495,000	526,162
4.95% 1/15/31	120,000	143,854

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	215,008
Vodafone Group
4.25% 9/17/50	140,000	162,875
4.875% 6/19/49	180,000	224,292
		8,794,193
Consumer Cyclical — 2.86%
Amazon.com 2.50% 6/3/50	440,000	449,400
Best Buy 1.95% 10/1/30	180,000	179,193
Ford Motor 8.50% 4/21/23	240,000	261,983

2    NQ-FL9 [9/20] 11/20 (1399935)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors
5.40% 10/2/23	105,000	$115,856
6.125% 10/1/25	105,000	122,134
6.25% 10/2/43	129,000	152,809
General Motors Financial
5.20% 3/20/23	195,000	211,704
5.70% μ, ψ	105,000	105,656

Prime Security Services Borrower 144A 3.375% 8/31/27 #	90,000	86,681
		1,685,416
Consumer Non-Cyclical — 7.87%
AbbVie 144A 2.95% 11/21/26 #	580,000	632,681
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	105,000	118,663
4.50% 6/1/50	505,000	608,512

BAT Capital 2.259% 3/25/28	125,000	125,515
BAT International Finance 1.668% 3/25/26	155,000	155,689
Biogen
2.25% 5/1/30	275,000	281,191
3.15% 5/1/50	290,000	287,122

Bunge Finance 1.63% 8/17/25	120,000	120,637
CVS Health
2.70% 8/21/40	70,000	67,260
3.25% 8/15/29	130,000	144,210
4.78% 3/25/38	70,000	84,920
DH Europe Finance II
3.25% 11/15/39	7,000	7,778
3.40% 11/15/49	8,000	9,101

Energizer Holdings 144A 4.375% 3/31/29 #	122,000	123,525
Lamb Weston Holdings 144A 4.625% 11/1/24 #	23,000	24,035
Mondelez International 1.50% 5/4/25	160,000	164,408
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	336,375
Regeneron Pharmaceuticals 1.75% 9/15/30	125,000	122,092
Royalty Pharma
144A 1.20% 9/2/25 #	150,000	149,703
144A 1.75% 9/2/27 #	180,000	180,135
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Takeda Pharmaceutical
3.025% 7/9/40	200,000	$207,490
3.175% 7/9/50	400,000	411,797

Teleflex 144A 4.25% 6/1/28 #	145,000	150,256
Upjohn 144A 4.00% 6/22/50 #	115,000	123,078
		4,636,173
Electric — 9.81%
CenterPoint Energy 2.95% 3/1/30	195,000	213,947
CMS Energy 4.75% 6/1/50 μ	190,000	201,710
Dominion Energy 4.65% μ, ψ	335,000	339,740
Duke Energy 4.875% μ, ψ	235,000	248,897
Edison International
3.125% 11/15/22	180,000	185,769
4.95% 4/15/25	125,000	137,074

Entergy Texas 3.55% 9/30/49	115,000	129,628
Evergy Kansas Central 3.45% 4/15/50	150,000	170,391
Eversource Energy 1.65% 8/15/30	115,000	114,781
FirstEnergy Transmission 144A 4.55% 4/1/49 #	255,000	299,631
Interstate Power and Light 4.10% 9/26/28	205,000	245,006
IPALCO Enterprises 144A 4.25% 5/1/30 #	145,000	164,597
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	190,000	187,757
Louisville Gas and Electric 4.25% 4/1/49	350,000	439,123
National Rural Utilities Cooperative Finance 5.25% 4/20/46 μ	50,000	54,090
NRG Energy
144A 3.75% 6/15/24 #	115,000	122,917
144A 4.45% 6/15/29 #	185,000	204,408

Oglethorpe Power 144A 3.75% 8/1/50 #	215,000	214,614
NQ-FL9 [9/20] 11/20 (1399935)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric
2.10% 8/1/27	185,000	$180,065
2.50% 2/1/31	110,000	105,065
3.30% 8/1/40	45,000	41,304
4.60% 6/15/43	90,000	90,576

San Diego Gas & Electric 3.32% 4/15/50	120,000	131,391
Southern 4.00% 1/15/51 μ	295,000	296,153
Southern California Edison
3.65% 2/1/50	140,000	146,236
4.20% 3/1/29	215,000	248,067
4.875% 3/1/49	285,000	345,356
Vistra Operations
144A 3.55% 7/15/24 #	274,000	292,022
144A 3.70% 1/30/27 #	156,000	164,070
144A 4.30% 7/15/29 #	55,000	59,972
		5,774,357
Energy — 11.30%
BP Capital Markets 4.875% ψ	225,000	241,312
Cheniere Corpus Christi Holdings 7.00% 6/30/24	305,000	351,560
Continental Resources 5.00% 9/15/22	344,000	341,981
Enbridge 5.75% 7/15/80 μ	195,000	202,304
Energy Transfer Operating
6.25% 4/15/49	275,000	283,744
7.125% μ, ψ	365,000	288,806
Enterprise Products Operating
2.80% 1/31/30	195,000	206,936
3.20% 2/15/52	370,000	336,715
HollyFrontier
2.625% 10/1/23	145,000	145,483
4.50% 10/1/30	145,000	140,654

Marathon Oil 4.40% 7/15/27	410,000	408,139
MPLX
1.75% 3/1/26	105,000	104,950
2.65% 8/15/30	50,000	49,140
4.125% 3/1/27	650,000	718,643
5.50% 2/15/49	135,000	151,288

Noble Energy 4.20% 10/15/49	230,000	275,723
NuStar Logistics 5.625% 4/28/27	153,000	151,470
ONEOK 7.50% 9/1/23	290,000	332,674
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Pioneer Natural Resources 1.90% 8/15/30	370,000	$348,222
Sabine Pass Liquefaction 5.75% 5/15/24	345,000	390,855
Schlumberger Investment 2.65% 6/26/30	280,000	283,944
Shell International Finance 3.25% 4/6/50	190,000	200,371
Targa Resources Partners 144A 4.875% 2/1/31 #	155,000	150,397
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	230,000	238,542
Total Capital International 2.986% 6/29/41	295,000	308,486
		6,652,339
Finance Companies — 3.67%
AerCap Ireland Capital DAC
3.65% 7/21/27	150,000	137,494
4.50% 9/15/23	220,000	226,865
4.625% 10/15/27	150,000	145,689
6.50% 7/15/25	150,000	162,134
Air Lease
2.875% 1/15/26	235,000	231,276
3.00% 2/1/30	290,000	270,465
3.375% 7/1/25	100,000	102,203
Aviation Capital Group
144A 3.50% 11/1/27 #	300,000	268,827
144A 5.50% 12/15/24 #	355,000	366,538
Avolon Holdings Funding
144A 3.25% 2/15/27 #	80,000	71,535
144A 3.95% 7/1/24 #	190,000	180,636
		2,163,662
Insurance — 2.19%
Brighthouse Financial 4.70% 6/22/47	395,000	378,568
Brown & Brown 2.375% 3/15/31	100,000	101,121
Centene
3.375% 2/15/30	175,000	181,836
4.625% 12/15/29	115,000	124,195

Equitable Financial Life Global Funding 144A 1.40% 8/27/27 #	155,000	155,639
Equitable Holdings 4.95% μ, ψ	65,000	66,463

4    NQ-FL9 [9/20] 11/20 (1399935)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

MetLife 3.85% μ, ψ	75,000	$74,906
Prudential Financial 3.70% 10/1/50 μ	200,000	204,310
		1,287,038
Natural Gas — 0.28%
Sempra Energy 4.875% μ, ψ	160,000	164,800
		164,800
Real Estate Investment Trusts — 0.75%
CubeSmart 3.00% 2/15/30	410,000	440,519
		440,519
Technology — 10.64%
Alphabet
1.90% 8/15/40	140,000	134,772
2.05% 8/15/50	145,000	135,488

Broadcom 4.15% 11/15/30	265,000	298,122
Citrix Systems 3.30% 3/1/30	255,000	272,804
CoStar Group 144A 2.80% 7/15/30 #	175,000	181,511
Fiserv
2.65% 6/1/30	280,000	301,853
3.20% 7/1/26	355,000	394,835

Gartner 144A 3.75% 10/1/30 #	38,000	38,510
Global Payments 2.65% 2/15/25	565,000	599,865
HP
2.20% 6/17/25	210,000	220,326
3.00% 6/17/27	160,000	173,139

International Business Machines 3.00% 5/15/24	510,000	552,972
Iron Mountain 144A 5.25% 7/15/30 #	178,000	185,899
KLA 3.30% 3/1/50	570,000	600,199
Lam Research 2.875% 6/15/50	200,000	207,604
Microchip Technology
3.922% 6/1/21	75,000	76,649
4.333% 6/1/23	550,000	592,804
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
NXP
144A 2.70% 5/1/25 #	30,000	$31,795
144A 3.40% 5/1/30 #	55,000	60,335
144A 4.30% 6/18/29 #	61,000	70,473
144A 4.875% 3/1/24 #	445,000	500,570
PayPal Holdings
1.65% 6/1/25	185,000	191,864
2.65% 10/1/26	120,000	131,015

ServiceNow 1.40% 9/1/30	155,000	151,060
SS&C Technologies 144A 5.50% 9/30/27 #	149,000	158,532
		6,262,996
Transportation — 1.57%
Delta Air Lines
144A 7.00% 5/1/25 #	45,000	49,470
7.375% 1/15/26	140,000	146,959
Southwest Airlines
5.125% 6/15/27	300,000	327,398
5.25% 5/4/25	160,000	176,433

Union Pacific 3.25% 2/5/50	200,000	223,021
		923,281
Utilities — 0.75%
Essential Utilities
2.704% 4/15/30	105,000	112,505
3.351% 4/15/50	100,000	107,140
4.276% 5/1/49	181,000	223,914
		443,559
Total Corporate Bonds (cost $54,467,463)		55,945,011

Loan Agreements — 0.25%
Zayo Group Holdings 3.147% (LIBOR01M + 3.00%) 3/9/27 •	154,225	150,028
Total Loan Agreements (cost $153,866)		150,028

US Treasury Obligation — 0.57%
US Treasury Bonds 1.375% 8/15/50	345,000	337,615
Total US Treasury Obligation (cost $344,518)		337,615
NQ-FL9 [9/20] 11/20 (1399935)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Number of shares	Value (US $)
Preferred Stock — 0.62%
Morgan Stanley 4.085% (LIBOR03M + 3.81%) •	370,000	$363,751
Total Preferred Stock (cost $376,002)		363,751

Short-Term Investments — 3.03%
Money Market Mutual Funds — 3.03%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%),	445,449	445,449
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	445,449	445,449
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	445,450	445,450
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	445,450	445,450
Total Short-Term Investments (cost $1,781,798)		1,781,798

Total Value of Securities—100.22% (cost $57,558,820)		59,013,628
Liabilities Net of Receivables and Other Assets—(0.22%)		(128,891)
Net Assets Applicable to 5,291,507 Shares Outstanding—100.00%		$58,884,737
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $11,649,740, which represents 19.78% of the Series' net assets.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US Dollar
6    NQ-FL9 [9/20] 11/20 (1399935)